Employee benefit plans (Details) - EUR (€) € in Thousands	1 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025
Employee benefit plans
Increase (decrease) in pension liability		€ (67,589)
Pension liabilities	€ 507,218	€ 507,218	€ 574,807
United States
Employee benefit plans
One-time lump-sum total cash payment offered to certain eligible participants in anticipation of final buy-out	€ 35,309